Acquired Intangible Assets, Net (Narrative) (Details) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2011 Yisheng [Member]
Acquired Intangible Assets, Net [Line Items]
Amortization expenses	$ 1,558,987	$ 1,787,796	$ 2,000,237
Percentage of equity interest disposed in Yisheng				80.00%